Intangible Assets - Schedule of Goodwill Allocated to Each Cash-Generation Unit (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 209,094
Mobile services | Marketing
Disclosure of detailed information about intangible assets [line items]
Management projected cash flows, term	5 years
Growth rate used to extrapolate cash flow projections	0.00%
Growth term used to extrapolate cash flow projections	5 years
Discount rate applied to cash flow projections	6.89%
Impairment loss on goodwill	₩ 0	₩ 0	₩ 0
Mobile services | ICT
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 65,057
Management projected cash flows, term	5 years
Growth rate used to extrapolate cash flow projections	0.00%
Growth term used to extrapolate cash flow projections	5 years
Discount rate applied to cash flow projections	6.89%
Impairment loss on goodwill	₩ 0	0	0
BC Card Co., Ltd. | Finance
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 41,234
Management projected cash flows, term	5 years
Growth rate used to extrapolate cash flow projections	0.00%
Growth term used to extrapolate cash flow projections	5 years
Discount rate applied to cash flow projections	5.19%
Impairment loss on goodwill	₩ 0	0	0
KT HCN Co., Ltd. | Satellite TV
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 2,674
Management projected cash flows, term	5 years
Growth rate used to extrapolate cash flow projections	0.00%
Growth term used to extrapolate cash flow projections	5 years
Discount rate applied to cash flow projections	8.36%
KT GENIE Music Corporation | Others
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 0
Management projected cash flows, term	5 years
Growth rate used to extrapolate cash flow projections	0.00%
Growth term used to extrapolate cash flow projections	5 years
Discount rate applied to cash flow projections	19.94%
Expected revenue growth rate	4.56%
Impairment loss on goodwill	₩ 38,258
Recoverable amount of asset or cash-generating unit	0
KT Millie Seojae | Others
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 54,725
Management projected cash flows, term	5 years
Growth rate used to extrapolate cash flow projections	1.00%
Growth term used to extrapolate cash flow projections	4 years
Discount rate applied to cash flow projections	17.35%
Impairment loss on goodwill	₩ 0	0	0
KT Telecop Co., Ltd. | Others
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 15,418
Management projected cash flows, term	5 years
Growth rate used to extrapolate cash flow projections	1.00%
Growth term used to extrapolate cash flow projections	5 years
Discount rate applied to cash flow projections	9.95%
Impairment loss on goodwill	₩ 0	₩ 0	₩ 0
KT MOS Bukbu Co., Ltd and others | Others
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 29,986